RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT	9 Months Ended
Sep. 30, 2024
Restatement Of Previously Issued Financials Statement
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT

NOTE 3 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT

As a result of the findings based on the Company’s ongoing reviews, the Company, in consultation with the Board of Directors, determined that the previously issued Consolidated Balance Sheet presented in the 20-F filed on April 27, 2023, for the year ended December 31, 2022 had a clerical error in relation to software development costs that should be part of intangible assets and not included in capital work in progress, and they would make the necessary accounting corrections and restate such financial statement.

This error correction resulted in a decrease to property and equipment of $987,006 at December 31, 2022 and an increase to intangible assets of $987,006 at December 31, 2022.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)